Related Party Transactions - Schedule of Outstanding Balances with Related Parties (Details) - USD ($)		Mar. 31, 2024	Mar. 31, 2023
Schedule of Outstanding Balances with Related Parties [Line Items]
Outstanding balances with related parties		$ 2,224,443	$ 1,351,753
Mohan Ananda [Member]
Schedule of Outstanding Balances with Related Parties [Line Items]
Convertible promissory note (non-current and current)		2,027,840
Payable to Director		152,435
Mahindra & Mahindra Financial Services Limited [Member]
Schedule of Outstanding Balances with Related Parties [Line Items]
Debt (non-current and current maturities)	[1]		1,054,887
Yard Management Services Limited [Member]
Schedule of Outstanding Balances with Related Parties [Line Items]
Fixed deposits (including interest accrued)	[1]		262,117
Mahindra First Choice Wheels Ltd [Member]
Schedule of Outstanding Balances with Related Parties [Line Items]
Advance received for sale of property and equipment	[1]		15,067
Gregory Bradford Moran [Member]
Schedule of Outstanding Balances with Related Parties [Line Items]
Advance to director (net)		$ 44,168	$ 19,682

[1]	Mahindra & Mahindra Financial Services Limited, Mahindra First Choice Wheels Limited and Yard Management Services Limited were related parties untill December 28, 2023, as post Reverse Recapitalization, they were no longer beneficiary owner of more than 5% of the company securities, hence, the transactions till December 28, 2023, as post Reverse Recapitalization, they were no longer beneficiary owners of more than 5% of Company’s securities, hence, the transaction till December 28, 2023 with these related parties have been disclosed. The outstanding balances with these related parties have not been disclosed since they were not related parties as on March 31, 2024.